Allowance for Loan Losses - Detailed Activity in Allowance for Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 3,755	$ 3,372	$ 3,019
Provision for (reversal of) loan losses	1,485	573	334
Chargeoffs	717	360	387
Recoveries	212	170	406
Net chargeoffs (recoveries)	505	190	(19)
Ending Balance	4,735	3,755	3,372
Loans individually evaluated for impairment				$ 907	$ 682	$ 401
Loans collectively evaluated for impairment				3,828	3,073	2,971
Ending Balance	3,755	3,372	3,019	4,735	3,755	3,372
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	3,075	2,845	2,151
Provision for (reversal of) loan losses	1,072	231	606
Chargeoffs	384	115	223
Recoveries	122	114	311
Net chargeoffs (recoveries)	262	1	(88)
Ending Balance	3,885	3,075	2,845
Loans individually evaluated for impairment				782	610	401
Loans collectively evaluated for impairment				3,103	2,465	2,444
Ending Balance	3,885	2,845	2,151	3,885	3,075	2,845
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	371	222	347
Provision for (reversal of) loan losses	422	247	(113)
Chargeoffs	229	107	19
Recoveries	47	9	7
Net chargeoffs (recoveries)	182	98	12
Ending Balance	611	371	222
Loans individually evaluated for impairment				125	72
Loans collectively evaluated for impairment				486	299	222
Ending Balance	611	222	347	611	371	222
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	309	305	521
Provision for (reversal of) loan losses	(9)	95	(159)
Chargeoffs	104	138	145
Recoveries	43	47	88
Net chargeoffs (recoveries)	61	91	57
Ending Balance	239	309	305
Loans collectively evaluated for impairment				239	309	305
Ending Balance	$ 239	$ 305	$ 521	$ 239	$ 309	$ 305